Total
North Star Micro Cap Fund
Summary Section – North Star Micro Cap Fund
Investment Objective.
The investment objective of the North Star Micro Cap Fund (the “Micro Cap Fund”) is capital appreciation and, secondarily, to derive income from short term liquid securities.
Fees and Expenses of the Micro Cap Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Micro Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - North Star Micro Cap Fund	North Star Micro Cap Fund Class I Shares	North Star Micro Cap Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - North Star Micro Cap Fund		North Star Micro Cap Fund Class I Shares	North Star Micro Cap Fund Class R Shares
Management Fees	[1]	0.99%	0.99%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.42%	0.42%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.42%	1.67%
[1]	The advisory fee for the Micro Cap Fund is 1.00% on the first $100,000,000 of net assets and 0.90% thereafter.

Example.

This Example is intended to help you compare the cost of investing in the Micro Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Micro Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Micro Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The Example assumes that you invest $10,000 in the Micro Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Micro Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - North Star Micro Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
North Star Micro Cap Fund Class I Shares	145	449	776	1,702
North Star Micro Cap Fund Class R Shares	170	526	907	1,976

Portfolio Turnover.

The Micro Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Micro Cap Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Micro Cap Fund’s performance. For the fiscal year ended November 30, 2021, the Micro Cap Fund’s portfolio turnover rate was 11% of the average value of the portfolio.

Principal Investment Strategies.

Under normal market conditions, the Micro Cap Fund seeks to achieve its investment objective of capital appreciation by investing at least 80% of the Micro Cap Fund’s net assets in micro-cap companies. For purposes of this investment strategy, the Micro Cap Fund considers micro-cap companies as companies with market capitalizations up to $1 billion at the time of purchase.

The Micro Cap Fund generally invests between 80-100% of the Micro Cap Fund’s assets in equity securities of U.S. companies that the Adviser believes are currently undervalued and have the potential for capital appreciation. The equity securities bought by the Micro Cap Fund will typically be purchased at a low price relative to book value. The Micro Cap Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the Adviser believes it would trade if the market reflected all factors relating to the company’s worth.

Principal Risks.
Performance.

The bar chart illustrates the risks of investing in the Micro Cap Fund by showing how the Micro Cap Fund’s average annual returns for each calendar year since the Micro Cap Fund’s inception compare with those of a broad measure of market performance. The Micro Cap Fund’s past performance, before and after taxes, is not an indication of how the Micro Cap Fund will perform in the future. The Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the Micro Cap Fund in connection with the Micro Cap Fund’s commencement of operations on May 31, 2013. The Predecessor Micro Cap Fund was managed by the same adviser who currently manages the Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the Micro Cap Fund. The performance includes the performance of the Predecessor Micro Cap Fund prior to the commencement of the Micro Cap Fund’s operations. The Predecessor Micro Cap Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Micro Cap Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Micro Cap Fund had been registered under the 1940 Act, its performance may have been different. Past performance, both before and after taxes, does not necessarily indicate how the Micro Cap Fund will perform in the future. Updated performance information is available on the Micro Cap Fund’s website at www.nsinvestfunds.com or by calling the Micro Cap Fund toll-free at 1-855-580-0900. Because Class R shares have not commenced investment operations, no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.

Class I Shares Calendar Year Returns as of December 31,

During the period shown in the bar chart, the best performance for a quarter was 42.21% (for the quarter ended June 30, 2020). The worst performance was -30.93% (for the quarter ended March 31, 2020).
Average Annual Total Returns for the periods ended December 31, 2022
Average Annual Total Returns - North Star Micro Cap Fund	Label	1 Year	5 Years	10 Years [1]
North Star Micro Cap Fund Class I Shares	Return Before Taxes	(24.84%)	3.92%	7.74%
North Star Micro Cap Fund Class I Shares | Return After Taxes on Distributions		(24.88%)	3.36%	6.74%
North Star Micro Cap Fund Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares		(14.67%)	2.98%	6.05%
Morningstar US Small Value TR USD Index*		(6.60%)	4.46%	8.94%
Morningstar US Small Value PR USD		(9.06%)	1.81%	6.24%
[1]	For periods prior to the Micro Cap Fund’s commencement of operations on May 31, 2013, performance information reflects the performance of the Predecessor Micro Cap Fund and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Micro Cap Fund.

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Micro Cap Fund shares are still held at the end of the period.

The Morningstar US Small Value TR Index is designed to provide consistent representation of the small-cap value segment of the US equity market, with no overlapping constituents across styles.

The Morningstar US Small Value PR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends.

*	As of March 31, 2023, the Fund’s primary benchmark changed from the Morningstar US Small Value PR Index to the Morningstar US Small Value TR Index because the Adviser believes that the Morningstar US Small Value TR Index better reflects the investment strategy of the Fund. The Morningstar US Small Value PR Index will continue to be shown for a period of one year.

North Star Dividend Fund
Summary Section – North Star Dividend Fund
Investment Objective.
The primary investment objective of the North Star Dividend Fund (the “Dividend Fund”) is to generate dividend income and the secondary objective is to seek capital appreciation.
Fees and Expenses of the Dividend Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - North Star Dividend Fund	North Star Dividend Fund Class I Shares	North Star Dividend Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - North Star Dividend Fund		North Star Dividend Fund Class I Shares	North Star Dividend Fund Class R Shares
Management Fees	[1]	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.45%	0.45%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.46%	1.71%
[1]	The advisory fee for the Dividend Fund is 1.00% on the first $100,000,000 of net assets and 0.90% thereafter.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Dividend Fund and is not a direct expense incurred by the Dividend Fund or deducted from the Dividend Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Dividend Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Dividend Fund.

Example.

This Example is intended to help you compare the cost of investing in the Dividend Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The Example assumes that you invest $10,000 in the Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - North Star Dividend Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
North Star Dividend Fund Class I Shares	149	462	797	1,746
North Star Dividend Fund Class R Shares	174	539	928	2,019

Portfolio Turnover.

The Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dividend Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Dividend Fund’s performance. For the fiscal year ended November 30, 2021, the Dividend Fund’s portfolio turnover rate was 22% of the average value of the portfolio.

Principal Investment Strategies.

Under normal market conditions, the Dividend Fund seeks to achieve its investment objective by investing at least 80% of the Dividend Fund’s net assets in a diversified portfolio of dividend paying securities. The Dividend Fund will invest in companies with market capitalizations up to $2.5 billion.

In general, the Dividend Fund intends to invest within a potentially wide range of net exposures of companies that pay dividends, meaning that normally it expects to invest approximately 80% to 100% of its net assets in net long positions in securities that the Adviser deems to be underpriced. Target position sizes will range from 0% to 5% of the Dividend Fund’s net assets. The Dividend Fund’s “dividend” strategy consists, to a significant degree, of seeking companies with market capitalizations of less than $2.5 billion that pay dividends, have a history of paying dividends and increasing dividends, high free cash flow and attractive enterprise value relative to Earnings Before Interest Tax Depreciation and Amortization (“EBITDA”).

Principal Risks.
Performance.

The bar chart illustrates the risks of investing in the Dividend Fund by showing how the Dividend Fund’s average annual returns for each calendar year since the Dividend Fund’s inception compare with those of a broad measure of market performance. The Dividend Fund’s past performance, before and after taxes, is not an indication of how the Dividend Fund will perform in the future. The Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the Dividend Fund in connection with the Dividend Fund’s commencement of operations on May 31, 2013. The Predecessor Dividend Fund was managed by the same adviser who currently manages the Dividend Fund, and had substantially similar investment objectives and strategies to those of the Dividend Fund. The performance includes the performance of the Predecessor Dividend Fund prior to the commencement of the Dividend Fund’s operations. The Predecessor Dividend Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Dividend Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Dividend Fund had been registered under the 1940 Act, its performance may have been different. Past performance, both before and after taxes, does not necessarily indicate how the Dividend Fund will perform in the future. Updated performance information is available on the Dividend Fund’s website at www.nsinvestfunds.com or by calling the Dividend Fund toll-free at 1-855-580-0900. Because Class R shares have not commenced investment operations no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.

Class I Shares Calendar Year Returns as of December 31,

During the period shown in the bar chart, the best performance for a quarter was 21.88% (for the quarter ended December 31, 2020). The worst performance was -26.04% (for the quarter ended March 31, 2020).

Average Annual Total Returns for the periods ended December 31, 2022
Average Annual Total Returns - North Star Dividend Fund	Label	1 Year	5 Years	10 Years [1]
North Star Dividend Fund Class I Shares	Return Before Taxes	(6.38%)	3.36%	7.83%
North Star Dividend Fund Class I Shares | Return After Taxes on Distributions		(7.78%)	2.21%	6.72%
North Star Dividend Fund Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares		(2.79%)	2.37%	6.09%
Morningstar US Small Value TR USD Index*		(6.60%)	4.46%	8.94%
Morningstar U S Small Value P R U S D Index Reflects No Deduction For Fees Expenses Or Taxes [Member]		(9.06%)	1.81%	6.24%
[1]	For periods prior to the Dividend Fund’s commencement of operations on May 31, 2013, performance information reflects the performance of the Predecessor Dividend Fund and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Dividend Fund.

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Dividend Fund shares are still held at the end of the period.

The Morningstar US Small Value TR Index is designed to provide consistent representation of the small-cap value segment of the US equity market, with no overlapping constituents across styles.

The Morningstar US Small Value PR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends.

*	As of March 31, 2023, the Fund’s primary benchmark changed from the Morningstar US Small Value PR Index to the Morningstar US Small Value TR Index because the Adviser believes that the Morningstar US Small Value TR Index better reflects the investment strategy of the Fund. The Morningstar US Small Value PR Index will continue to be shown for a period of one year.

North Star Opportunity Fund
Summary Section – North Star Opportunity Fund
Investment Objective.
The investment objective of the North Star Opportunity Fund (the “Opportunity Fund”) is long-term capital appreciation.
Fees and Expenses of the Opportunity Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Opportunity Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 39 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - North Star Opportunity Fund	North Star Opportunity Fund Class A Shares		North Star Opportunity Fund Class I Shares	North Star Opportunity Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load)	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%	2.00%
[1]	Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a 1.00% charge applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - North Star Opportunity Fund		North Star Opportunity Fund Class A Shares	North Star Opportunity Fund Class I Shares	North Star Opportunity Fund Class R Shares
Management Fees	[1]	0.97%	0.97%	0.97%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	0.25%
Other Expenses		0.38%	0.38%	0.38%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.61%	1.36%	1.61%
Fee Waiver and Expense Reimbursements	[3]	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.56%	1.31%	1.56%
[1]	The advisory fee for the Opportunity Fund is 1.00% on the first $100,000,000 of net assets and 0.90% thereafter.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Opportunity Fund and is not a direct expense incurred by the Opportunity Fund or deducted from the Opportunity Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Opportunity Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Opportunity Fund.
[3]	Pursuant to an operating expense limitation agreement between North Star Investment Management Corp. (the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed 1.55%, 1.30% and 1.55% of the Fund’s average net assets, for Class A, Class I and Class R shares, respectively, through March 31, 2024. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees..

Example.

This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2024. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2024. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - North Star Opportunity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
North Star Opportunity Fund Class A Shares	729	1,044	1,380	2,329
North Star Opportunity Fund Class I Shares	138	420	723	1,583
North Star Opportunity Fund Class R Shares	164	497	855	1,861

Portfolio Turnover.

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Opportunity Fund’s performance. For the fiscal year ended November 30, 2022 the Opportunity Fund’s portfolio turnover rate was 31% of the average value of the portfolio.

Principal Investment Strategies.

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Opportunity Fund. The Adviser intends to use a “best ideas” investment strategy, as described below, coupled with market and industry risk management through limiting position sizes and maintaining low levels of concentration within any particular industry. The Opportunity Fund may invest in long positions in publicly traded or private equities of any market capitalization, primarily common stock and American Depositary Receipts (“ADRs”), as well as preferred stock and certain convertible securities. The universe of investible securities is considered “micro to macro”, from small and micro-cap companies to the largest global corporations. In general, the Opportunity Fund intends to invest within a potentially wide range of net exposures, meaning that normally it expects to invest approximately 80 - 100% of its net assets in net long positions in securities that it deems to be underpriced. Target position sizes will range from 0% to 5% of the Opportunity Fund’s net assets, for individual stocks and up to 25% for macroeconomic themes. The Opportunity Fund’s investment “best ideas” strategy consists, to a significant degree, of seeking companies with a high free cash flow and attractive enterprise value relative to Earnings Before Interest Tax Depreciation and Amortization (“EBITDA”); event driven special opportunities and short term trading opportunities. By “enterprise value,” the Adviser means the market value of a company plus the value of such company’s outstanding debt. The Opportunity Fund’s capital will be dedicated to opportunistic trading situations based on its view of a particular company, market or security, which may result in a high frequency of transactions. In addition, the Opportunity Fund intends to invest in fixed income securities, with a focus on corporate and U.S. government bonds, notes and debentures and convertible debt. The Opportunity Fund may invest in fixed income securities that are investment grade (i.e., rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality) as well as those that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds” without limitation. When market conditions or other considerations justify, the Opportunity Fund may also devote a substantial amount of its capital to cash, cash equivalents or short-term obligations of the U.S. government, its agencies and instrumentalities.

Principal Risks.
Performance.

The bar chart illustrates the risks of investing in the Opportunity Fund by showing how the Opportunity Fund’s average annual returns for each calendar year since the Opportunity Fund’s inception compare with those of a broad measure of market performance. The Opportunity Fund’s past performance, before and after taxes, is not an indication of how the Opportunity Fund will perform in the future. The Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Opportunity Fund”), which transferred its assets to the Opportunity Fund in connection with the Opportunity Fund’s commencement of operations on May 31, 2013. The Predecessor Opportunity Fund was managed by the same adviser who currently manages the Opportunity Fund, and had substantially similar investment objectives and strategies to those of the Opportunity Fund. The performance includes the performance of the Predecessor Opportunity Fund prior to the commencement of the Opportunity Fund’s operations. The Predecessor Opportunity Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Opportunity Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Opportunity Fund had been registered under the 1940 Act, its performance may have been different. Past performance, both before and after taxes, does not necessarily indicate how the Opportunity Fund will perform in the future. Updated performance information is available on the Opportunity Fund’s website at www.nsinvestfunds.com or by calling the Opportunity Fund toll-free at 1-855-580-0900. Because Class R shares have not commenced investment operations, no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.

Class I Shares1 Calendar Year Returns as of December 31,
[1]	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses and sales load charges.

During the period shown in the bar chart, the best performance for a quarter was 21.48% (for the quarter ended June 30, 2020). The worst performance was -20.16% (for the quarter ended March 31, 2020).
Average Annual Total Returns for the periods ended December 31, 2022
Average Annual Total Returns - North Star Opportunity Fund	Label	1 Year		5 Years		10 Years		Inception Date
North Star Opportunity Fund Class I Shares	Return Before Taxes	(23.11%)		4.44%		7.25%
North Star Opportunity Fund Class I Shares | Return After Taxes on Distributions		(23.90%)		3.53%		6.00%
North Star Opportunity Fund Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares		(13.07%)		3.24%		5.45%
North Star Opportunity Fund Class A Shares	Return Before Taxes	(27.74%)	[1]	2.94%	[1]	6.46%	[1]	Dec. 15, 2011
S And P Target Risk Aggressive Index Reflects No Deduction For Fees Expenses Or Taxes [Member]		(16.13%)		4.45%		7.57%
[1]	Class A shares commenced operations on December 15, 2011.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class A Shares will vary.

The S&P Target Risk Aggressive Index Total Return is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency.

North Star Bond Fund
Summary Section – North Star Bond Fund
Investment Objective.
The primary investment objective of the North Star Bond Fund (the “Bond Fund”) is to generate income, with preservation of capital as a secondary objective.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	North Star Bond Fund North Star Bond Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	North Star Bond Fund North Star Bond Fund Class I Shares
Management Fees	0.85%
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.78%
Total Annual Fund Operating Expenses	1.63%

Example.

This Example is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The Example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
North Star Bond Fund | North Star Bond Fund Class I Shares | USD ($)	166	514	887	1,933

Portfolio Turnover.

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Bond Fund’s performance. For the fiscal year ended November 30, 2022, the Bond Fund’s portfolio turnover rate was 27% of the average value of the portfolio.

Principal Investment Strategies.

Under normal market conditions, the Bond Fund will seek to achieve its investment objectives of income generation and capital preservation by investing at least 80% of the Bond Fund’s net assets in a diversified portfolio of bonds. Bonds include debt securities such as bond, notes, bills and debentures. The Bond Fund may invest in bonds of any maturity, duration or quality, including those that are rated below investment grade (i.e., “junk bonds”) without limitation. Employing the Adviser’s “Micro to Macro®” style of investing, the Bond Fund will generally focus on bonds issued by companies with equity market capitalizations of less than $2.5 billion, but the Adviser has broad discretion to invest in bonds issued by companies of any size. The Bond Fund may also invest up to 20% of its assets in equity securities of companies of any size, including preferred stock.

In general, the Bond Fund intends to invest within a potentially wide range of net exposures of bonds and other fixed income securities (e.g., certificates of deposit, principal protected notes and debentures). Target position sizes will range from 2 ½% to 10% of the Bond Fund’s net assets. It is expected that the Bond Fund will be invested in at least 25 securities in the portfolio at any time. The Adviser will consider the yield, maturity, liquidity, creditworthiness and overall corporate outlook when selecting securities for the Bond Fund.

Principal Risks.
Performance.

The bar chart illustrates the risks of investing in the Bond Fund by showing how the Bond Fund’s average annual returns for each calendar year since the Bond Fund’s inception compare with those of a broad measure of market performance. The Bond Fund’s past performance, before and after taxes, is not an indication of how the Bond Fund will perform in the future. Past performance, both before and after taxes, does not necessarily indicate how the Bond Fund will perform in the future. Updated performance information is available on the Bond Fund’s website at www.nsinvestfunds.com or by calling the Bond Fund toll-free at 1-855-580-0900.

Class I Shares Calendar Year Returns as of December 31,

During the period shown in the bar chart, the best performance for a quarter was 6.97% (for the quarter ended June 30, 2020). The worst performance was -11.18% (for the quarter ended March 31, 2020).
Average Annual Total Returns for the periods ended December 31, 2022
Average Annual Total Returns - North Star Bond Fund		Label	1 Year		5 Years		Since Inception		Inception Date
North Star Bond Fund Class I Shares		Return Before Taxes	(7.23%)	[1]	0.28%	[1]	1.26%	[1]	Dec. 19, 2014
North Star Bond Fund Class I Shares | Return After Taxes on Distributions	[1]		(8.03%)		(0.86%)		0.07%
North Star Bond Fund Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]		(4.16%)		(0.20%)		0.52%
Bloomberg Barclays Ba B U S High Yield Index Index Reflects No Deduction For Fees Expenses Or Taxes [Member]			(10.59%)		2.66%		3.91%	[1]
[1]	The Bond Fund commenced operations of December 19, 2014.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Bond Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Bloomberg Barclays Ba/B U.S. High Yield Index measures the performance of U.S. dollar-denominated, high yield bonds with Ba or B ratings.